Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of December 31, 2022 (unaudited)

Shares or Principal Amounts	Description	Value
	BANK LOANS – 6.5%
	GERMANY – 1.2%
1,368,010	IFA Holding GmbH TL2, 5.605%, 03/31/2025(1)(2)	$481,796
1,237,723	IFA Holding GmbH TL3, 5.605%, 03/31/2025(1)(2)	435,911
		917,707

	SAUDI ARABIA – 1.2%
	Ahmad Hamad Al Gosaibi & Brothers TL:
3,047,652	0.000%, 01/01/2050(1)(3)	167,621
3,240,000	0.000%, 01/01/2050(1)(2)(3)	190,181
8,400,000	0.000%, 01/01/2050(1)(2)(3)	493,063
		850,865

	SINGAPORE – 1.7%
482,188	Teide Pte, Ltd. 1L PIK, 10.000%, 08/01/2026(2)	513,749
1,040,066	Teide Pte, Ltd. 2L PIK, 8.000%, 12/31/2026(2)	779,772
		1,293,521

	SPAIN – 2.4%
	Celsa Group:
401,545	4.474%, 12/31/2024	372,833
3,027,796	5.680%, 06/30/2025	510,811
1,104,774	5.280%, 06/30/2025	872,500
		1,756,144

	TOTAL BANK LOANS
	(Cost $6,156,779)	4,818,237

	COMMON STOCK – 4.6%
	MARSHALL ISLANDS – 4.6%
64,263	Scorpio Tankers, Inc.	3,455,422

	TOTAL COMMON STOCK
	(Cost $2,579,139)	3,455,422

	CORPORATE DEBT SECURITIES – 9.1%
	CANADA – 1.5%
1,150,000	First Quantum Minerals, Ltd., 6.500%, 03/01/2024(4)	1,126,713

	CAYMAN ISLANDS – 2.8%
2,384,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(4)	2,072,709

	FRANCE – 2.3%
1,884,000	Iliad Holding SASU, 7.000%, 10/15/2028(4)	1,705,246

Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	UNITED STATES – 2.5%
1,826,000	Coty, Inc., 5.000%, 04/15/2026(4)	$1,734,083
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(1)(4)	106,950
		1,841,033

	TOTAL CORPORATE DEBT SECURITIES
	(Cost $6,841,886)	6,745,701

	INTERNATIONAL DEBT SECURITIES – 34.0%
	BERMUDA – 4.3%
	Floatel International, Ltd.:
2,066,552	10.000%, 09/24/2026	1,549,914
1,924,072	6.000%, 09/24/2026	1,443,054
245,700	0.000%, 09/24/2026	184,275
		3,177,243

	ITALY – 4.3%
3,508,000	Moby SpA, 7.750%, 02/15/2023(5)(6)	2,246,318
1,370,000	Pro-Gest SpA, 3.250%, 12/15/2024	944,434
		3,190,752

	JERSEY – 1.9%
2,507,000	Petrofac, Ltd., 9.750%, 11/15/2026	1,420,015

	LUXEMBOURG – 4.4%
1,550,000	Avation Capital SA, 8.250%, 10/31/2026(4)	1,227,251
64,000	Metalcorp Group SA, 8.500%, 06/28/2026	27,919
557,384	Paper Industries Intermediate Financing Sarl, 8.984% (3-Month EUR Libor + 700 basis points), 03/01/2025(4)(7)	538,039
1,730,000	Takko Luxembourg 2 SCA, 5.375%, 11/15/2023	1,502,718
		3,295,927

	MONACO – 0.2%
150,000	R-Logitech S.A.M., 8.500%, 03/29/2023	132,871

	NETHERLANDS – 3.2%
259,280	EA Partners II BV, 6.750%, 06/01/2099(5)(6)	3,241
1,752,000	IPD 3 BV, 5.500%, 12/01/2025	1,779,486
1,077,000	Metinvest BV, 8.500%, 04/23/2026	581,580
		2,364,307

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	NORWAY – 7.4%
39,427,745	BOA OCV AS, 2.000%, 12/31/2024(4)	$3,402,049
1,339,568	Jacktel AS, 10.000%, 12/04/2023(4)	1,239,100
10,671,533	REM Saltire Holding AS, 7.000%, 12/31/2024(4)	893,718
		5,534,867

	SWEDEN – 2.3%
1,569,000	Verisure Holding AB, 9.250%, 10/15/2027	1,757,674

	UKRAINE – 0.9%
3,260,000	Ukraine Government International Bond, 9.750%, 11/01/2030	675,537

	UNITED KINGDOM – 5.1%
5,810,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 03/15/2023(5)(6)(7)	41,935
950,000	Iceland Bondco PLC, 4.625%, 03/15/2025	953,514
2,766,019	Waldorf Production UK, Ltd., 9.750%, 10/01/2024	2,777,083
		3,772,532

	TOTAL INTERNATIONAL DEBT SECURITIES
	(Cost $22,613,423)	25,321,725

	INTERNATIONAL EQUITIES – 14.8%
	CAYMAN ISLANDS – 3.1%
1,046,866	Shelf Drilling, Ltd.(4)(5)	2,343,254

	NORWAY – 7.2%
1,916,500	Awilco LNG AS(5)	1,591,409
5,260,901	Jacktel AS(1)(5)	614,155
1,912,863	MPC Container Ships AS	3,155,418
		5,360,982

	SINGAPORE – 0.4%
24,603,214	Teide, Ltd.(1)	262,574

	UNITED KINGDOM – 4.1%
128,001	Drax Group PLC	1,082,458
1,031,648	Gym Group PLC(4)(5)	1,352,696
4,033,618	HSS Hire Group PLC(4)	606,522
		3,041,676

	TOTAL INTERNATIONAL EQUITIES
	(Cost $10,624,966)	11,008,486

Shares or Principal Amounts	Description	Value
	PRIVATE COMPANIES – 2.2%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(1)(8)	$1,300
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(1)(4)(8)	5,703
117,000	0.000%, 10/01/2028(1)(4)(8)	17,667
		24,670

	BERMUDA – 0.0%
695,358	Floatel International, Ltd., Common Shares(1)(8)	7
436,438	Floatel International, Ltd., Warrants, 03/16/2025(1)(5)(8)	4
		11

	LUXEMBOURG – 1.0%
3,500	Avation PLC, Warrants, 10/31/2026(8)	1,263
28,205,068	Paper Industries TopCo, Ltd., Common Shares(1)(8)	752,537
		753,800

	UNITED KINGDOM – 1.1%
15,874	KCA Deutag, Common Shares(1)	793,700

	UNITED STATES – 0.1%
64	Voyager Aviation Holdings LLC, Common Shares(1)(8)	-
384	Voyager Aviation Holdings LLC, Preferred Shares(1)	46,944
		46,944

	TOTAL PRIVATE COMPANIES
	(Cost $2,030,815)	1,619,125

	U.S. TREASURY NOTES – 13.8%
	UNITED STATES – 13.8%
10,400,000	United States Treasury Note, 0.125%, 3/31/2023	10,293,608

	TOTAL U.S. TREASURY NOTES
	(Cost $10,294,710)	10,293,608

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or Principal Amounts	Description	Value
	SHORT-TERM INVESTMENTS – 9.1%
	UNITED STATES – 9.1%
6,735,414	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 4.033%(9)	$6,735,414

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,735,414)	6,735,414

	TOTAL INVESTMENTS – 94.1%
	(Cost $67,877,132)	69,997,718

	Other Assets in Excess of Liabilities – 5.9%	4,385,771
	TOTAL NET ASSETS – 100.0%	$74,383,489

(1)	Fair valued using significant unobservable inputs.
(2)	Principal amount shown in Euro; value shown in U.S. Dollars.
(3)	Investment made through a participation.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2022 the total value of these securities is $18,371,700 representing 24.7% of net assets.
(5)	Non-income producing security.
(6)	Security is in default.
(7)	Floating rate security. Rate as of December 31, 2022 is disclosed.
(8)	Restricted investment as to resale.
(9)	The rate is the annualized seven-day yield as of December 31, 2022.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

At December 31, 2022, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

									Unrealized
		Currency	Currency	Contract Amount					Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
March 15, 2023	Brown Brothers Harriman	Euro Currency	U.S. Dollar	EUR	255,108		$272,377	$274,363	$1,986
March 15, 2023	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	1,609,776		$164,500	164,712	212
March 15, 2023	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$432,940	NOK	4,249,719	434,832	(1,892)
March 15, 2023	Brown Brothers Harriman	U.S. Dollar	Poland Zloty		$557,917	PLN	2,499,525	566,722	(8,805)
March 15, 2023	Citigroup, Inc.	U.S. Dollar	Norwegian Krone		$121,985	NOK	1,200,000	122,784	(799)
March 15, 2023	Citigroup, Inc.	U.S. Dollar	Norwegian Krone		$385,169	NOK	3,785,022	387,284	(2,115)
March 15, 2023	HSBC Securities	U.S. Dollar	Pound Sterling		$206,588	GBP	170,511	206,350	238
March 15, 2023	Merrill Lynch	Norwegian Krone	U.S. Dollar	NOK	2,002,170		$204,361	204,862	501
March 15, 2023	Merrill Lynch	U.S. Dollar	Pound Sterling		$3,772,211	GBP	3,062,394	3,706,079	66,132
March 15, 2023	Merrill Lynch	U.S. Dollar	Pound Sterling		$120,713	GBP	100,000	121,019	(306)
March 15, 2023	Morgan Stanley & Co. LLC	U.S. Dollar	Norwegian Krone		$10,766,988	NOK	107,237,378	10,972,541	(205,553)
March 15, 2023	Morgan Stanley & Co. LLC	U.S. Dollar	Norwegian Krone		$68,391	NOK	670,000	68,554	(163)
March 15, 2023	NatWest Markets Securities, Inc.	U.S. Dollar	Euro Currency		$3,628,392	EUR	3,400,000	3,656,635	(28,243)
March 15, 2023	Skandinaviska Enskilda Banken AB	U.S. Dollar	Norwegian Krone		$1,101,543	NOK	10,750,000	1,099,941	1,602
March 15, 2023	State Street	U.S. Dollar	Pound Sterling		$93,123	GBP	75,000	90,764	2,359
March 15, 2023	UBS AG	U.S. Dollar	Euro Currency		$11,299,107	EUR	10,619,371	11,420,930	(121,823)
March 15, 2023	UBS AG	U.S. Dollar	Pound Sterling		$36,427	GBP	30,000	36,306	121
									$(296,548)

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

At December 31, 2022, the BlueBay Destra International Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Unrealized Appreciation (Depreciation)	Value
BASF SE Credit Default Swap(2)	Citigroup, Inc.	1.000% / Quarterly	12/20/2027	EUR	2,500,000	$(25,658)	$(1,007)	$(26,665)
Markit iTraxx Europe Crossover Index Swap(3)	Morgan Stanley & Co. LLC	5.000% / Quarterly	12/20/2027	EUR	3,350,000	69,085	(110,702)	(41,617)
Next PLC Credit Default Swap(4)	Citigroup, Inc.	1.000% / Quarterly	6/20/2027	EUR	1,100,000	59,889	(16,758)	43,131
							$(128,467)	$(25,151)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is BASF CDS EUR SR 5Y D14
(3)	The underlying issuer is ITRX XOVER CDSI S38 5Y Corp.
(4)	The underlying issuer is NXTLN CDS EUR SR 5Y D14

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at December 31, 2022 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Avation PLC, Warrants	3/16/2021	$-	$1,263	0.00%
Floatel International, Ltd., Common Shares	3/31/2021	4	7	0.00
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	620,317	752,537	1.01
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	-	1,300	0.00
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	7,212	5,703	0.01
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	93,966	17,667	0.02
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	-	-	0.00
		$748,574	$778,481	1.05%